Stock-Based Compensation (Details 5) (USD $)	12 Months Ended
Dec. 31, 2011 years
Shares authorized under stock option plans by exercise price range
Outstanding Options, Number of Outstanding Options	2,828.8
Outstanding Options, Weighted-Average Remaining Contractual Life	4.76
Outstanding Options, Weighted-Average Exercise Price	$ 13.48
Exercisable Options, Number of Exercisable Options	2,283.7
Exercisable Options, Weighted-Average Exercise Price	$ 12.90
$ 4.57 - $ 9.81 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 4.57
Range of exercise prices, upper range limit	$ 9.81
Outstanding Options, Number of Outstanding Options	513.7
Outstanding Options, Weighted-Average Remaining Contractual Life	3.12
Outstanding Options, Weighted-Average Exercise Price	$ 8.46
Exercisable Options, Number of Exercisable Options	513.7
Exercisable Options, Weighted-Average Exercise Price	$ 8.46
$ 10.24 - $ 10.24 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 10.24
Range of exercise prices, upper range limit	$ 10.24
Outstanding Options, Number of Outstanding Options	498.9
Outstanding Options, Weighted-Average Remaining Contractual Life	2.86
Outstanding Options, Weighted-Average Exercise Price	$ 10.24
Exercisable Options, Number of Exercisable Options	498.9
Exercisable Options, Weighted-Average Exercise Price	$ 10.24
$10.30 - $15.75 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 10.30
Range of exercise prices, upper range limit	$ 15.75
Outstanding Options, Number of Outstanding Options	405.4
Outstanding Options, Weighted-Average Remaining Contractual Life	2.70
Outstanding Options, Weighted-Average Exercise Price	$ 13.27
Exercisable Options, Number of Exercisable Options	405.4
Exercisable Options, Weighted-Average Exercise Price	$ 13.27
$15.84 - $15.84 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 15.84
Range of exercise prices, upper range limit	$ 15.84
Outstanding Options, Number of Outstanding Options	729.4
Outstanding Options, Weighted-Average Remaining Contractual Life	8.04
Outstanding Options, Weighted-Average Exercise Price	$ 15.84
Exercisable Options, Number of Exercisable Options	245.4
Exercisable Options, Weighted-Average Exercise Price	$ 15.84
$16.09 - $17.97 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 16.09
Range of exercise prices, upper range limit	$ 17.97
Outstanding Options, Number of Outstanding Options	671.5
Outstanding Options, Weighted-Average Remaining Contractual Life	5.08
Outstanding Options, Weighted-Average Exercise Price	$ 17.19
Exercisable Options, Number of Exercisable Options	610.4
Exercisable Options, Weighted-Average Exercise Price	$ 17.26
$19.36 - $19.36 [Member]
Shares authorized under stock option plans by exercise price range
Range of exercise prices, lower range limit	$ 19.36
Range of exercise prices, upper range limit	$ 19.36
Outstanding Options, Number of Outstanding Options	10.0
Outstanding Options, Weighted-Average Remaining Contractual Life	5.01
Outstanding Options, Weighted-Average Exercise Price	$ 19.36
Exercisable Options, Number of Exercisable Options	10.0
Exercisable Options, Weighted-Average Exercise Price	$ 19.36